T. ROWE PRICE Tax-Efficient Equity Fund
November 30, 2022 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 99.5%
COMMUNICATION SERVICES 5.9%
Entertainment 0.4%
Electronic Arts  10,500 1,373
Netflix (1) 4,900 1,497
Spotify Technology (1) 2,500 199
Take-Two Interactive Software (1) 1,152 122
3,191
Interactive Media & Services 5.0%
Alphabet, Class C (1) 348,080 35,313
Match Group (1) 20,123 1,017
ZoomInfo Technologies (1) 2,934 84
36,414
Media 0.3%
Fox, Class B  8,200 250
Omnicom Group  3,800 303
Trade Desk, Class A (1) 33,800 1,763
2,316
Wireless Telecommunication Services 0.2%
T-Mobile U.S. (1) 10,273 1,556
1,556
Total Communication Services 43,477
CONSUMER DISCRETIONARY 14.7%
Auto Components 0.1%
Aptiv (1) 1,410 150
Mobileye Global, Class A (1)(2) 9,571 273
423
Automobiles 2.2%
Ferrari  2,240 499
Tesla (1) 79,075 15,396
15,895
Distributors 0.2%
Pool  3,481 1,147
1,147
Diversified Consumer Services 0.2%
Bright Horizons Family Solutions (1) 700 52
Service Corp. International  17,480 1,249
1,301
Hotels, Restaurants & Leisure 3.0%
Airbnb, Class A (1) 13,472 1,376

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Booking Holdings (1) 807 1,678
Caesars Entertainment (1) 4,500 229
Chipotle Mexican Grill (1) 2,700 4,393
Darden Restaurants  1,600 235
Domino's Pizza  4,037 1,569
Hilton Worldwide Holdings  36,000 5,134
MGM Resorts International  53,600 1,976
Papa John's International  2,400 200
Restaurant Brands International  16,802 1,115
Starbucks  20,275 2,072
Vail Resorts  1,000 257
Wynn Resorts (1) 1,300 109
Yum! Brands  12,500 1,608
21,951
Household Durables 0.2%
NVR (1) 250 1,160
1,160
Internet & Direct Marketing Retail 3.0%
Amazon.com (1) 204,580 19,750
Chewy, Class A (1)(2) 4,000 173
Etsy (1) 500 66
MercadoLibre (1) 1,900 1,769
21,758
Leisure Products 0.0%
Mattel (1) 15,000 273
273
Multiline Retail 0.7%
Dollar General  19,248 4,921
Dollar Tree (1) 1,000 150
Ollie's Bargain Outlet Holdings (1) 2,062 126
5,197
Specialty Retail 4.1%
AutoZone (1) 1,204 3,105
Burlington Stores (1)(2) 900 176
CarMax (1) 2,000 139
Five Below (1) 6,700 1,078
Floor & Decor Holdings, Class A (1)(2) 2,500 186
Home Depot  25,840 8,372
O'Reilly Automotive (1) 7,053 6,098
RH (1) 300 86
Ross Stores  11,200 1,318
TJX  31,077 2,488
Tractor Supply  15,752 3,565

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Ulta Beauty (1) 5,900 2,742
Williams-Sonoma  2,800 327
29,680
Textiles, Apparel & Luxury Goods 1.0%
Lululemon Athletica (1) 10,060 3,826
NIKE, Class B  30,749 3,373
Skechers USA, Class A (1) 3,500 147
7,346
Total Consumer Discretionary 106,131
CONSUMER STAPLES 4.0%
Beverages 2.6%
Brown-Forman, Class B  12,512 914
Constellation Brands, Class A  10,500 2,702
Diageo, ADR (2) 34,800 6,492
Keurig Dr Pepper  39,615 1,532
Monster Beverage (1) 23,228 2,389
PepsiCo  26,800 4,972
19,001
Food & Staples Retailing 0.4%
BJ's Wholesale Club Holdings (1) 32,800 2,468
Casey's General Stores  1,500 364
2,832
Food Products 0.7%
Darling Ingredients (1) 26,900 1,932
Hershey  8,583 2,018
McCormick  12,762 1,087
Tyson Foods, Class A  2,500 166
5,203
Household Products 0.0%
Church & Dwight  1,419 116
116
Personal Products 0.3%
Estee Lauder, Class A  7,700 1,816
1,816
Total Consumer Staples 28,968
ENERGY 1.9%
Energy Equipment & Services 0.1%
Halliburton  11,000 417
417
Oil, Gas & Consumable Fuels 1.8%
APA  3,000 141

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Cheniere Energy  16,600 2,911
Coterra Energy  54,800 1,529
Devon Energy  50,000 3,426
Diamondback Energy  2,100 311
Pioneer Natural Resources  14,700 3,469
Venture Global LNG, Series B, Acquisition Date: 3/8/18,
Cost $15 (1)(3)(4) 5 74
Venture Global LNG, Series C, Acquisition Date: 10/16/17 -
3/8/18, Cost $216 (1)(3)(4) 58 858
12,719
Total Energy 13,136
FINANCIALS 4.9%
Banks 0.1%
First Republic Bank  7,100 906
SVB Financial Group (1) 500 116
1,022
Capital Markets 3.5%
BlackRock  2,600 1,862
Blue Owl Capital (2) 60,700 686
Cboe Global Markets  7,679 974
Charles Schwab  25,583 2,112
CME Group  7,310 1,290
FactSet Research Systems  1,400 646
MarketAxess Holdings  4,760 1,275
Moody's  7,461 2,225
Morningstar  614 151
MSCI  8,100 4,113
Nasdaq  3,300 226
S&P Global  23,437 8,269
Tradeweb Markets, Class A  28,140 1,729
25,558
Consumer Finance 0.1%
Discover Financial Services  3,900 423
423
Diversified Financial Services 0.3%
Apollo Global Management  34,800 2,415
2,415
Insurance 0.9%
Arthur J Gallagher  6,500 1,294
Assurant  800 103
Hartford Financial Services Group  25,900 1,978
Marsh & McLennan  12,500 2,165
Progressive  8,833 1,167

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Ryan Specialty Group Holdings (1) 4,000 161
6,868
Total Financials 36,286
HEALTH CARE 13.7%
Biotechnology 1.7%
Alnylam Pharmaceuticals (1) 2,801 618
Argenx, ADR (1) 1,733 690
Ascendis Pharma, ADR (1) 600 74
BioMarin Pharmaceutical (1) 3,113 314
BioNTech, ADR  16,528 2,761
Blueprint Medicines (1) 1,200 57
Exact Sciences (1) 2,600 117
Genmab, ADR (1) 24,588 1,144
Horizon Therapeutics (1) 1,700 170
Incyte (1) 2,059 164
Karuna Therapeutics (1) 802 189
Neurocrine Biosciences (1) 1,945 247
Regeneron Pharmaceuticals (1) 2,400 1,804
Seagen (1) 2,898 352
Vertex Pharmaceuticals (1) 12,099 3,828
12,529
Health Care Equipment & Supplies 2.0%
Align Technology (1) 3,800 747
Dexcom (1) 32,860 3,821
IDEXX Laboratories (1) 3,062 1,304
Insulet (1) 4,200 1,257
Intuitive Surgical (1) 12,991 3,513
Lantheus Holdings (1) 1,800 112
Novocure (1)(2) 2,000 154
Penumbra (1) 1,800 377
QuidelOrtho (1) 1,200 105
ResMed  11,200 2,578
Shockwave Medical (1) 1,000 254
STERIS  1,865 346
Teleflex  700 164
14,732
Health Care Providers & Services 5.0%
Acadia Healthcare (1) 2,300 205
Amedisys (1) 814 74
Centene (1) 15,849 1,380
CVS Health  12,200 1,243
Elevance Health  7,747 4,128
HCA Healthcare  3,100 745
Humana  3,053 1,679

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
McKesson  13,500 5,153
Molina Healthcare (1) 8,814 2,968
UnitedHealth Group  34,600 18,952
36,527
Health Care Technology 0.4%
Veeva Systems, Class A (1) 13,892 2,644
2,644
Life Sciences Tools & Services 2.8%
Agilent Technologies  15,008 2,326
Avantor (1) 17,495 390
Bio-Rad Laboratories, Class A (1) 1,800 746
Bio-Techne  20,800 1,768
Bruker  6,200 418
Charles River Laboratories International (1) 1,000 229
Danaher  11,300 3,090
IQVIA Holdings (1) 3,300 719
Mettler-Toledo International (1) 2,213 3,252
Repligen (1) 6,800 1,216
Thermo Fisher Scientific  10,519 5,893
West Pharmaceutical Services  2,200 516
20,563
Pharmaceuticals 1.8%
Catalent (1) 3,200 160
Elanco Animal Health (1) 3,614 46
Eli Lilly  25,600 9,500
Royalty Pharma, Class A  4,200 185
Zoetis  21,368 3,294
13,185
Total Health Care 100,180
INDUSTRIALS & BUSINESS SERVICES 8.4%
Aerospace & Defense 0.7%
BWX Technologies  2,800 171
Hexcel  2,000 120
Howmet Aerospace  4,000 151
Huntington Ingalls Industries  1,000 232
L3Harris Technologies  3,617 821
Northrop Grumman  3,700 1,973
TransDigm Group  2,928 1,840
5,308
Air Freight & Logistics 0.9%
Expeditors International of Washington  2,700 313

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
United Parcel Service, Class B  31,426 5,963
6,276
Airlines 0.1%
Alaska Air Group (1) 6,000 285
Southwest Airlines (1) 6,500 259
544
Building Products 0.4%
A.O. Smith  3,500 213
Allegion  3,600 409
Fortune Brands Home & Security  4,300 281
Trane Technologies  8,900 1,588
Trex (1) 4,400 202
2,693
Commercial Services & Supplies 1.8%
Cintas  9,100 4,202
Clean Harbors (1) 1,100 132
Copart (1) 41,052 2,732
IAA (1) 10,300 385
Republic Services  6,500 905
Ritchie Bros Auctioneers  3,000 165
Rollins  23,000 930
Waste Connections  24,710 3,571
13,022
Construction & Engineering 0.1%
Valmont Industries  2,200 745
WillScot Mobile Mini Holdings (1) 3,000 145
890
Electrical Equipment 0.5%
AMETEK  1,287 183
Eaton  10,500 1,716
Generac Holdings (1) 6,900 728
Hubbell  1,600 407
Rockwell Automation  3,472 917
3,951
Industrial Conglomerates 0.1%
Roper Technologies  1,842 808
808
Machinery 1.0%
Cummins  4,163 1,045
Deere  10,847 4,783
Graco  2,500 175
IDEX  925 220

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Middleby (1) 2,300 332
Otis Worldwide  4,000 312
PACCAR  4,000 424
Toro  1,800 200
Westinghouse Air Brake Technologies  1,000 101
7,592
Professional Services 0.9%
Booz Allen Hamilton Holding  2,426 258
CoStar Group (1) 22,380 1,814
Equifax  8,614 1,700
FTI Consulting (1) 1,000 173
Leidos Holdings  1,900 208
TransUnion  4,000 252
Verisk Analytics  10,581 1,944
6,349
Road & Rail 1.3%
Canadian Pacific Railway  21,188 1,735
JB Hunt Transport Services  2,309 425
Landstar System  1,400 242
Old Dominion Freight Line  9,067 2,744
Union Pacific  18,200 3,957
9,103
Trading Companies & Distributors 0.6%
Fastenal  23,600 1,216
Ferguson  8,100 949
SiteOne Landscape Supply (1) 3,000 377
United Rentals (1) 3,700 1,306
Watsco  1,068 287
4,135
Total Industrials & Business Services 60,671
INFORMATION TECHNOLOGY 42.0%
Communications Equipment 0.5%
Arista Networks (1) 12,300 1,713
Motorola Solutions  6,800 1,851
3,564
Electronic Equipment, Instruments & Components 1.6%
Amphenol, Class A  65,794 5,292
CDW  24,493 4,620
Cognex  3,400 169
Keysight Technologies (1) 3,918 709
Littelfuse  793 196

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Zebra Technologies, Class A (1) 2,846 769
11,755
IT Services 8.8%
Accenture, Class A  24,836 7,474
Automatic Data Processing  10,000 2,641
Block (1) 4,000 271
Broadridge Financial Solutions  14,161 2,112
Endava, ADR (1) 1,000 77
EPAM Systems (1) 2,037 751
Euronet Worldwide (1) 1,054 98
Fiserv (1) 13,000 1,357
FleetCor Technologies (1) 6,800 1,334
Gartner (1) 8,100 2,838
Globant (1) 1,300 244
Mastercard, Class A  44,200 15,753
MongoDB (1) 5,000 763
Paychex  4,800 595
PayPal Holdings (1) 9,500 745
Shopify, Class A (1) 36,000 1,472
Snowflake, Class A (1) 5,046 721
SS&C Technologies Holdings  2,500 134
VeriSign (1) 692 138
Visa, Class A  112,000 24,304
WEX (1) 667 113
63,935
Semiconductors & Semiconductor Equipment 8.2%
Advanced Micro Devices (1) 38,551 2,993
Analog Devices  19,575 3,365
Enphase Energy (1) 8,100 2,597
Entegris  33,060 2,555
KLA  26,776 10,527
Lam Research  4,260 2,012
Lattice Semiconductor (1) 3,327 242
Marvell Technology  8,302 386
Microchip Technology  58,822 4,658
MKS Instruments  900 76
Monolithic Power Systems  9,912 3,786
NVIDIA  96,000 16,246
ON Semiconductor (1) 29,500 2,218
QUALCOMM  38,775 4,905
Silicon Laboratories (1) 800 116
Skyworks Solutions  1,507 144
Synaptics (1) 800 85
Taiwan Semiconductor Manufacturing, ADR  22,800 1,892

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Teradyne  4,000 374
59,177
Software 15.0%
Adobe (1) 10,500 3,622
ANSYS (1) 2,000 509
AppLovin, Class A (1)(2) 1,500 22
Aspen Technology (1) 2,142 494
Atlassian, Class A (1) 5,391 709
Autodesk (1) 7,791 1,573
Bentley Systems, Class B  2,449 97
Bill.com Holdings (1) 7,392 890
Black Knight (1) 23,000 1,426
Cadence Design Systems (1) 18,789 3,233
Canva, Acquisition Date: 8/16/21 - 11/4/21, Cost $719 (1)(3)(4) 422 233
CCC Intelligent Solutions Holdings (1) 6,257 58
Ceridian HCM Holding (1) 3,663 251
Confluent, Class A (1) 2,528 58
Coupa Software (1) 1,600 101
Crowdstrike Holdings, Class A (1) 18,054 2,124
Databricks, Acquisition Date: 7/24/20 - 8/28/20, Cost $82 (1)(3)(4) 5,133 240
Datadog, Class A (1) 13,449 1,019
Descartes Systems Group (1) 2,500 174
DoubleVerify Holdings (1) 4,000 105
Dynatrace (1) 3,948 153
Fair Isaac (1) 1,300 806
Five9 (1) 1,500 96
Fortinet (1) 83,000 4,412
Gitlab, Class A (1)(2) 2,720 108
HubSpot (1) 2,600 788
Informatica, Class A (1)(2) 5,200 89
Intuit  14,500 5,910
Manhattan Associates (1) 3,400 428
Microsoft  212,725 54,275
nCino (1) 2,500 65
Palo Alto Networks (1) 18,800 3,194
Paycom Software (1) 7,648 2,593
Paycor HCM (1) 3,700 107
Paylocity Holding (1) 3,500 762
Procore Technologies (1) 1,582 78
PTC (1) 10,600 1,348
Salesforce (1) 11,095 1,778
SentinelOne, Class A (1) 16,443 238
ServiceNow (1) 8,800 3,664
Snyk, Acquisition Date: 9/3/21, Cost $144 (1)(3)(4) 10,031 114
Socure, Acquisition Date: 12/22/21, Cost $159 (1)(3)(4) 9,912 74

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Synopsys (1) 18,227 6,189
Tanium, Class B, Acquisition Date: 9/24/20, Cost $52 (1)(3)(4) 4,598 20
Tyler Technologies (1) 6,294 2,157
Workday, Class A (1) 7,000 1,175
Workiva (1) 487 39
Zscaler (1) 8,500 1,134
108,732
Technology Hardware, Storage & Peripherals 7.9%
Apple  388,500 57,509
Pure Storage, Class A (1) 4,000 117
57,626
Total Information Technology 304,789
MATERIALS 2.4%
Chemicals 1.6%
Air Products & Chemicals  2,400 744
Albemarle  4,400 1,223
CF Industries Holdings  7,000 757
Corteva  22,000 1,478
Linde  6,100 2,053
Nutrien  18,400 1,479
PPG Industries  4,500 609
RPM International  4,300 446
Sherwin-Williams  9,814 2,445
11,234
Construction Materials 0.3%
Vulcan Materials  11,100 2,035
2,035
Containers & Packaging 0.2%
Avery Dennison  2,482 480
Ball  17,400 976
Sealed Air  5,000 266
1,722
Metals & Mining 0.3%
BHP Group, ADR (2) 13,300 835
Steel Dynamics  10,000 1,040
1,875
Total Materials 16,866
REAL ESTATE 1.6%
Equity Real Estate Investment Trusts 1.6%
Alexandria Real Estate Equities, REIT  500 78
CubeSmart, REIT  47,000 1,945
Equity LifeStyle Properties, REIT  15,200 1,009

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Rexford Industrial Realty, REIT  2,400 133
SBA Communications, REIT  26,934 8,061
Simon Property Group, REIT  4,000 478
Total Real Estate 11,704
UTILITIES 0.0%
Independent Power & Renewable Electricity Producer 0.0%
Vistra  2,000 49
Total Utilities 49
Total Common Stocks (Cost $382,303) 722,257
CONVERTIBLE PREFERRED STOCKS 0.4%
HEALTH CARE 0.0%
Biotechnology 0.0%
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $137 (1)(3)(4) 16,937 112
Total Health Care 112
INFORMATION TECHNOLOGY 0.4%
Software 0.4%
Canva, Series A, Acquisition Date: 11/4/21, Cost $43 (1)(3)(4) 25 14
Databricks, Series F, Acquisition Date: 10/22/19, Cost $223 (1)(3)
(4) 15,573 728
Databricks, Series G, Acquisition Date: 2/1/21, Cost $252 (1)(3)(4) 4,257 199
Databricks, Series H, Acquisition Date: 8/31/21, Cost $818 (1)(3)
(4) 11,136 520
DataRobot, Series G, Acquisition Date: 6/11/21, Cost $186 (1)(3)
(4) 6,806 36
Rappi, Series E, Acquisition Date: 9/8/20, Cost $523 (1)(3)(4) 8,757 451
Snyk, Series F, Acquisition Date: 9/3/21, Cost $240 (1)(3)(4) 16,718 190
Socure, Series A, Acquisition Date: 12/22/21, Cost $194 (1)(3)(4) 12,046 90
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $159 (1)(3)(4) 9,887 74
Socure, Series B, Acquisition Date: 12/22/21, Cost $3 (1)(3)(4) 178 1
Socure, Series E, Acquisition Date: 10/27/21, Cost $368 (1)(3)(4) 22,915 172
Tanium, Series G, Acquisition Date: 8/26/15, Cost $141 (1)(3)(4) 28,431 125
Total Information Technology 2,600
Total Convertible Preferred Stocks (Cost $3,287) 2,712
SHORT-TERM INVESTMENTS 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 3.86% (5)(6) 45,089 45
Total Short-Term Investments (Cost $45) 45

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL 0.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.4%
Money Market Funds 0.4%
T. Rowe Price Government Reserve Fund, 3.86% (5)(6) 2,838,259 2,838
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 2,838
Total Securities Lending Collateral (Cost $2,838) 2,838
Total Investments in Securities 100.3%
(Cost $388,473) $ 727,852
Other Assets Less Liabilities (0.3)% (2,310)
Net Assets 100.0% $ 725,542
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at November 30, 2022.
(3) Level 3 in fair value hierarchy.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$4,325 and represents 0.6% of net assets.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Tax-Efficient Equity Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended November 30,
2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 3.86% $ — $ — $ 12++
Totals $ —# $ — $ 12+
Supplementary Investment Schedule
Affiliate
Value
02/28/22
Purchase
Cost
Sales
Cost
Value
11/30/22
T. Rowe Price Government
Reserve Fund, 3.86% $ 6,286  ¤  ¤ $ 2,883
Total $ 2,883^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $12 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $2,883.

T. ROWE PRICE Tax-Efficient Equity Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Tax-Efficient Equity Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Tax-Efficient Equity Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value

T. ROWE PRICE Tax-Efficient Equity Fund

prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 720,644 $ — $ 1,613 $ 722,257
Convertible Preferred Stocks — — 2,712 2,712
Short-Term Investments 45 — — 45
Securities Lending Collateral 2,838 — — 2,838
Total $ 723,527 $ — $ 4,325 $ 727,852

T. ROWE PRICE Tax-Efficient Equity Fund

These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F136-054Q3 11/22